Organization and Nature of Business (Details) - USD ($)							9 Months Ended	10 Months Ended	12 Months Ended
	Dec. 27, 2023	Aug. 15, 2023	Feb. 14, 2023	Feb. 14, 2023	Aug. 16, 2022	Jun. 22, 2022	Feb. 29, 2024	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	May 31, 2023
Description of Organization, Business Operations and Liquidity [Line Items]
Sale of units (in Shares)						2,196,465
Gross proceeds									$ 115,000,000
Price per share (in Dollars per share)									$ 1.28
Gross proceeds									$ 5,653,750
Fair market value, percentage									80.00%
Redemption, percentage									100.00%
Cash							$ 4,415	88,277	$ 16,138	$ 88,277	$ 228
Working capital deficit								$ 352,489	864,387	$ 352,489
Working capital loans									$ 1,500,000
Federal excise tax percentage									21.00%	21.00%
Exercise price percent					1.00%
Aggregate value	$ 2,000,000
Share subscibed (in Shares)	200,000
Subscription shares price per share (in Dollars per share)	$ 10
Aggregate incentive plans (in Shares)	330,000
Incentive shares (in Shares)	470,000
Percentage of exchange consideration									3.00%
Purchase percentage									9.90%
Agreed price per share (in Dollars per share)		$ 10
IPO [Member]
Description of Organization, Business Operations and Liquidity [Line Items]
Sale of units (in Shares)			11,500,000
Net proceeds				$ 117,875,000
Transaction costs									$ 5,610,317
Cash underwriting fees							$ 16,600,000		1,265,000
Deferred underwriting fees									3,450,000
Other offering costs									$ 895,317
Over-Allotment Option [Member]
Description of Organization, Business Operations and Liquidity [Line Items]
Sale of units (in Shares)			1,500,000
Private Placement [Member]
Description of Organization, Business Operations and Liquidity [Line Items]
Sale of units (in Shares)									54,000
Price per share (in Dollars per share)									$ 10
Price per share (in Dollars per share)									$ 10
Class A Ordinary Shares [Member]
Description of Organization, Business Operations and Liquidity [Line Items]
Sale of units (in Shares)			1	1					1
Redeemable warrant (in Shares)			1	1
Exercise price, per share (in Dollars per share)									$ 11.5
Shares amount									$ (96,000,000)
Common stock, par value (in Dollars per share)								$ 0.0001	$ 0.0001	$ 0.0001
Class A Ordinary Shares [Member] | IPO [Member]
Description of Organization, Business Operations and Liquidity [Line Items]
Sale of units (in Shares)				11,500,000
Class A Ordinary Shares [Member] | Over-Allotment Option [Member]
Description of Organization, Business Operations and Liquidity [Line Items]
Gross proceeds			$ 115,000,000	$ 115,000,000
Warrant [Member] | Over-Allotment Option [Member]
Description of Organization, Business Operations and Liquidity [Line Items]
Sale of units (in Shares)				1,500,000
Business Combination [Member]
Description of Organization, Business Operations and Liquidity [Line Items]
Outstanding voting securities									50.00%
Net tangible assets									$ 5,000,001
Business Combination [Member] | IPO [Member]
Description of Organization, Business Operations and Liquidity [Line Items]
Price per share (in Dollars per share)			$ 10.25	$ 10.25					$ 10.25
Deposit amount									$ 379,500
Price per share (in Dollars per share)									$ 0.033
Net of taxes payable									$ 100,000
Mehana Capital L L C [Member] | Private Placement [Member]
Description of Organization, Business Operations and Liquidity [Line Items]
Sale of units (in Shares)									565,375
Gross proceeds									$ 5,653,750
IR Act [Member]
Description of Organization, Business Operations and Liquidity [Line Items]
Federal excise tax percentage					1.00%